Derivative Liability and Fair Value Measurements (Details Narrative)	12 Months Ended
Aug. 31, 2020 USD ($)
Fair value of embedded derivatives	$ 1,125,803
Dividend yield	0.00%
Expected volatility	385.00%
Weighted average risk-free interest rate	0.12%
Minimum [Member]
Expected life (in years)	6 months
Maximum [Member]
Expected life (in years)	1 year 4 months 24 days
Convertible Notes Payable [Member] | Minimum [Member]
Fair value of embedded derivatives	$ 1,038,111
Dividend yield	0.00%
Expected volatility	389.94%
Weighted average risk-free interest rate	0.13%
Expected life (in years)	9 months
Convertible Notes Payable [Member] | Maximum [Member]
Expected volatility	398.53%
Weighted average risk-free interest rate	1.60%
Expected life (in years)	3 years